Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (49,301)	$ (46,367)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	1,852	2,041
Amortization of financing costs	20	4,402
Noncash interest expense	4,438	7,760
Share-based compensation expense	5,583	3,792
Change in fair value of derivative liabilities	(221)	549
Bad debt expense	16	154
Impairment of property and equipment	3,711	28
Gain on sale of property and equipment	(175)	(134)
Changes in:
Accounts receivable	(529)	(474)
Other receivables	(69)	320
Inventories	1,279	1,400
Deferred cost of goods sold	151	173
Prepaid expense and other current assets	(65)	166
Other assets	5	126
Accounts payable	1,053	(2,828)
Accrued expense	279	(424)
Deferred revenue	15	(272)
Deferred rent liability	(12)	(73)
Net cash used in operating activities	(31,970)	(29,661)
Investing activities
Proceeds from sales of property and equipment	185	134
Acquisition of property and equipment	(877)	(173)
Net cash used in investing activities	(692)	(39)
Financing activities
Repayment of capital lease		(26)
Proceeds from issuance of common stock ($40,000 received from a related party in 2017), net of issuance costs	48,792	23,964
Proceeds from issuance of Series AB ($5,819 received from related party CRG in 2016)	0	5,819
Proceeds from exercise of warrants by a related party	0	7,375
Costs associated with debt restructuring	(35)	(355)
Net cash provided by financing activities	48,757	36,777
Net increase in cash and cash equivalents	16,095	7,077
Cash and cash equivalents-beginning of period	9,866	2,789
Cash and cash equivalents-end of period	25,961	9,866
Supplemental disclosures of cash flow information
Write off of debt issuance costs	107	0
Related party conversion of debt to Series A preferred stock	27,500	0
Commitment fee for Purchase Agreement	411	0
Treasury shares acquired	24	0
Reclassification of derivative liability upon exercise of warrants	0	1,557
Cancellation of derivative liability	0	3,036
Issuance of derivative liabilities for PPO warrants	0	226
Conversion of interest and fees and write off of remaining debt discounts	0	17,934
Write off of fully reserved inventory	0	898
Issuance of Series AB Preferred Stock warrants	0	4,000
Noncash investing and financing transactions
Accrued property and equipment additions	$ 0	$ 25